Organization and Summary of Significant Accounting Policies (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Available for sale marketable securities (Note 3)	$ 9,017	$ 44,766	$ 172,500	$ 33,917	$ 135,409
Derivative liability (Note 10)	9,783,912	612,042
Level 1 [Member]
Available for sale marketable securities (Note 3)	9,017	44,766
Derivative liability (Note 10)
Level 2 [Member]
Available for sale marketable securities (Note 3)
Derivative liability (Note 10)
Level 3 [Member]
Available for sale marketable securities (Note 3)
Derivative liability (Note 10)	$ 9,783,912	$ 612,042